Consolidated Statements of Financial Statements - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 172,758	$ 95,676
Accounts receivable (Note 7)	212,206	213,375
Contract assets (Note 7)	82,760	66,722
Inventories (Note 8)	172,687	212,251
Work-in-progress related to finance leases (Note 8)	36,169	0
Current portion of finance leases receivable (Note 11)	15,248	3,047
Income taxes receivable	3,732	23,718
Derivative financial instruments (Note 28)	294	491
Other current assets	13,853	9,047
Total current assets	709,707	624,327
Property, plant and equipment (Note 9)	96,414	102,636
Rental equipment (Note 9)	610,328	637,814
Lease right-of-use assets (Note 10)	49,887	54,184
Finance leases receivable (Note 11)	88,110	61,227
Deferred tax assets (Note 20)	9,293	48,216
Other assets (Note 12)	51,315	58,600
Intangible assets (Note 13)	10,118	16,544
Goodwill (Note 14)	566,270	576,028
Total assets	2,191,442	2,179,576
Current liabilities
Accounts payable and accrued liabilities (Note 15)	240,747	182,152
Warranty provisions (Note 16)	6,636	10,549
Income taxes payable	9,318	4,387
Deferred revenues (Note 17)	84,614	35,409
Current portion of long-term debt (Note 18)	0	40,000
Current portion of lease liabilities (Note 19)	13,906	14,693
Derivative financial instruments (Note 28)	180	371
Total current liabilities	355,401	287,561
Long-term debt (Note 18)	331,422	349,712
Lease liabilities (Note 19)	43,108	47,233
Deferred tax liabilities (Note 20)	91,972	87,408
Other liabilities	15,785	10,967
Total liabilities	837,688	782,881
Shareholders' equity
Share capital (Note 21)	375,524	375,524
Contributed surplus (Note 22)	658,615	656,832
Retained earnings	274,962	301,040
Accumulated other comprehensive income	44,653	63,299
Total shareholders' equity	1,353,754	1,396,695
Total liabilities and shareholders' equity	$ 2,191,442	$ 2,179,576